Fair Value of Financial Assets and Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
3.	Fair Value of Financial Assets and Liabilities

The following tables present information about the Company’s financial assets measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	September 30, 2018
	Level 1	Total
Assets:
Cash equivalents — Money market funds	$38,597	$38,597

	$38,597	$38,597

	December 31, 2017
	Level 1	Total
Assets:
Cash equivalents — Money market funds	$70,891	$70,891

	$70,891	$70,891

There were no changes to the valuation methods during the nine months ended September 30, 2018 and the year ended December 31, 2017. There were no transfers within the fair value hierarchy during the nine months ended September 30, 2018 and the year ended December 31, 2017.

3.	Fair Value of Financial Assets and Liabilities

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	Fair Value Measurements as of December 31, 2017 Using:
	Level 1	Level 3	Total
Assets:
Cash equivalents — Money market funds	$70,891	$—	$70,891

	$70,891	$—	$70,891

	Fair Value Measurements as of December 31, 2016 Using:
	Level 1	Level 3	Total
Liabilities:
Warrant liability	$—	$47	$47
Derivative liability	—	2,593	2,593

	$—	$2,640	$2,640

During the years ended December 31, 2017, 2016, and 2015, there were no transfers between Level 1, Level 2 and Level 3.

Valuation of Cash Equivalents

The cash equivalents in the table above are composed of money market funds held in a sweep account. The fair value of the cash equivalents was determined based on quoted market prices with no valuation adjustments applied, which represents a Level 1 measurement within the fair value hierarchy.

Valuation of Warrant Liability

The warrant liability in the table above is composed of the fair value of warrants to purchase shares of Series A-2 redeemable convertible preferred stock (the “Series A-2 preferred stock”) and Series B redeemable convertible preferred stock (the “Series B preferred stock”) that were issued to the lender in connection with the Company’s 2012 Loan Agreement, as amended (see Note 10). The fair value of the warrant liability was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.

The Company used the Black-Scholes option-pricing model, which incorporates assumptions and estimates, to value the preferred stock warrants. Estimates and assumptions impacting the fair value measurement include the fair value per share of the underlying shares of Series A-2 and Series B preferred stock, the remaining contractual term of the warrants, risk-free interest rate, expected dividend yield and expected volatility of the price of the underlying preferred stock. The Company determined the fair value per share of the underlying preferred stock by taking into consideration the most recent sales of its preferred stock, results obtained from third-party valuations and additional factors that are deemed relevant. The Company historically has been a private company and lacks company-specific historical and implied volatility information of its stock. Therefore, it estimated its expected stock volatility based on the historical volatility of publicly traded peer companies for a term equal to the remaining contractual term of the warrant. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the remaining contractual term of the warrant. The Company estimated a 0% expected dividend yield based on the fact that the Company has never paid or declared dividends and does not intend to do so in the foreseeable future.

Valuation of Derivative Liability

The fair value of the derivative liability recognized in connection with the Company’s convertible promissory notes (see Note 9) was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The fair value of the derivative liability was determined using the probability-weighted expected return method (“PWERM”), which considered as inputs the type, timing and probability of occurrence of a change-of-control event, the future equity financing and cash settlement of the convertible promissory notes; the potential amount of the payment under each of these potential settlement scenarios; and the risk-adjusted discount rate reflecting the expected risk profile for each of the potential settlement scenarios.

In April 2017, in connection with the Company’s issuance and sale of Series D redeemable convertible preferred stock (the “Series D preferred stock”), all of the outstanding principal and accrued interest under the convertible promissory notes was automatically converted into shares of Series D preferred stock and the derivative liability was extinguished (see Notes 9 and 11).

The following table provides a roll forward of the aggregate fair values of the Company’s warrant liability and derivative liability, for which fair value is determined using Level 3 inputs (in thousands):

	Warrant Liability	Derivative Liability
Balance as of December 31, 2014	$27	$—
Initial fair value of derivative liability in connection with 2015 Notes	—	1,793
Change in fair value	(1)	—

Balance as of December 31, 2015	26	1,793
Initial fair value of warrant liability in connection with First Amendment to the 2012 loan agreement	60	—
Extinguishment of derivative liability in connection with extinguishment of 2015 Notes	—	(1,741)
Initial fair value of derivative liability in connection with 2016 Notes	—	3,929
Change in fair value	(39)	(1,388)

Balance as of December 31, 2016	47	2,593
Initial fair value of derivative liability in connection with 2017 Notes	—	403
Change in fair value	31	(762)
Conversion of convertible redeemable preferred stock warrant into common stock warrant	(78)	—
Extinguishment of derivative liability in connection with extinguishment of 2016 and 2017 Notes	—	(2,234)

Balance as of December 31, 2017	$—	$—